Discontinued Operation of LGC (Details) - USD ($)	1 Months Ended
	Aug. 30, 2021	Jan. 29, 2021
Discontinued Operation of LGC (Details) [Line Items]
Principal and accrued interest due date		Jan. 14, 2023
Reconciliation of net loss		$ 5,500,000
Jiang Bo, Jiang Tao and Wang Di [Member]
Discontinued Operation of LGC (Details) [Line Items]
Purchase of shares (in Shares)		5,555,548
Amount payable by buyers		$ 2,300,000
Interest rate		10.00%
Principal amount		$ 2,300,000
LGC [Member]
Discontinued Operation of LGC (Details) [Line Items]
Equity interest		51.20%
Reverse stock split shares (in Shares)	1,111,110